Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Future Minimum Lease Payments for Operating Leases and Capital Leases

Future minimum lease payments under operating and capital leases are as follows:

	Operating Leases	Capital Leases
2013	30	7
2014	29	7
2015	27	2
2016	18	1
2017	12	1
Thereafter	37	—

Total future minimum leases payments	153	18
Less: amount representing interest		2

Present value of future minimum lease payments		16